Revenue (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Revenue
Total revenues	¥ 31,043,394	$ 4,333,491	¥ 27,354,604
Point in time
Revenue
Total revenues	28,808,431		25,873,390
Over time
Revenue
Total revenues	2,234,963		1,481,213
Vehicle sales
Revenue
Total revenues	26,075,419	$ 3,639,988	24,060,941
Parts, accessories and after-sales vehicle services
Revenue
Total revenues	1,875,522		1,530,276
Provision of power solution
Revenue
Total revenues	1,198,506		917,666
Others
Revenue
Total revenues	¥ 1,893,947		¥ 845,721